Trade Accounts Receivable, Net (Details) - Schedule of Correspond to Future Collections to the Grantor - Receivables Concessions [Member] - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Correspond to Future Collections to the Grantor [Line Items]
Trade accounts receivable		S/ 908,197	S/ 860,530
Tren Urbano de Lima S.A. [Member]
Schedule of Correspond to Future Collections to the Grantor [Line Items]
Trade accounts receivable	[1]	884,317	818,354
Red Vial 5 S.A. [Member]
Schedule of Correspond to Future Collections to the Grantor [Line Items]
Trade accounts receivable	[2]	1,637	24,072
Carretera Andina del Sur S.A.C [Member]
Schedule of Correspond to Future Collections to the Grantor [Line Items]
Trade accounts receivable		14,403	12,796
Carretera Sierra Piura S.A.C. [Member]
Schedule of Correspond to Future Collections to the Grantor [Line Items]
Trade accounts receivable		5,444	3,018
Concesionaria La Chira S.A. [Member]
Schedule of Correspond to Future Collections to the Grantor [Line Items]
Trade accounts receivable		S/ 2,396	S/ 2,290

[1]	The contract assets from Tren Urbano de Lima S.A. include: i) the quarterly remuneration to be received by the Concessionaire for the kilometers traveled (PKT) pending settlement by the Grantor; ii) account receivable from the Peruvian State in the long term, plus accrued interest according to the amortized cost method (note 2.E).
[2]	As of December 31, 2023, the variation corresponds to: (a) collection of S/ 15.2 million to the Ministerio de Transporte y Comunicaciones related to the application of clause 9. 9 Tariff Guarantee of the Concession Contract, by which the Grantor is obliged to recognize and pay the Concessionaire the corresponding tariff difference in the event that any public entity does not allow the Concessionaire to collect the tariff as stipulated in the contract; and (b) collection of S/ 9.1 million related to complementary works in the Panamericana Norte Km148, overpass.